Right-of-use Assets and Lease Liabilities (Details) - Schedule of composition of the rights over leased assets - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Categories
Property and equipment, Gross balance	$ 216,569	$ 193,095
Property and equipment, Accumulated Depreciation	(121,648)	(92,907)
Property and equipment, Net balance	94,921	100,188
Buildings [Member]
Categories
Property and equipment, Gross balance	144,482	124,978
Property and equipment, Accumulated Depreciation	(64,352)	(46,743)
Property and equipment, Net balance	80,130	78,235
Floor space for ATMs [Member]
Categories
Property and equipment, Gross balance	43,492	42,051
Property and equipment, Accumulated Depreciation	(35,735)	(25,566)
Property and equipment, Net balance	7,757	16,485
Improvements to leased properties [Member]
Categories
Property and equipment, Gross balance	28,595	26,066
Property and equipment, Accumulated Depreciation	(21,561)	(20,598)
Property and equipment, Net balance	$ 7,034	$ 5,468